Document and Entity Information	Mar. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001142412
Document Period End Date	Mar. 30, 2020
Entity Registrant Name	MISSION BROADCASTING, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-62916-02
Entity Tax Identification Number	51-0388022
Entity Address, Address Line One	901 Indiana Avenue
Entity Address, Address Line Two	Suite 375
Entity Address, City or Town	Wichita Falls
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76301
City Area Code	940
Local Phone Number	228-7861
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false